Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/05 (Unaudited)
COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (3.3%)
L-3 Communications Holdings, Inc.	1,424,800	$110,877,936
Lockheed Martin Corp.	1,473,900	89,259,384
United Technologies Corp.	2,687,500	137,815,000
		337,952,320

Airlines (0.7%)
Southwest Airlines Co.	4,509,500	72,197,095

Banking (1.2%)
Commerce Bancorp, Inc. (S)	4,174,132	127,185,802

Beverage (1.8%)
Coca-Cola Co. (The)	4,482,100	191,744,238

Biotechnology (5.3%)
Amgen, Inc. (NON) (S)	3,783,800	286,660,688
Biogen Idec, Inc. (NON)	1,600,400	65,024,252
Genentech, Inc. (NON)	1,461,300	132,393,780
MedImmune, Inc. (NON)	1,838,800	64,321,224
		548,399,944

Broadcasting (0.6%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	2,110,800	60,854,364

Building Materials (0.3%)
Masco Corp.	909,700	25,926,450

Cable Television (--%)
Comcast Corp. Class A (Special) (NON)	9,200	252,172

Commercial and Consumer Services (6.3%)
eBay, Inc. (NON)	5,271,300	208,743,480
Google, Inc. Class A (NON)	451,700	168,095,638
Paychex, Inc.	1,834,500	71,105,220
Yahoo!, Inc. (NON)	5,734,200	211,993,374
		659,937,712

Communications Equipment (5.5%)
Cisco Systems, Inc. (NON)	18,714,200	326,562,790
Corning, Inc. (NON)	4,260,000	85,583,400
F5 Networks, Inc. (NON)	5,300	275,759
Qualcomm, Inc. (S)	4,065,400	161,640,304
		574,062,253

Computers (6.7%)
Apple Computer, Inc. (NON) (S)	3,821,300	220,068,667
Dell, Inc. (NON)	8,796,800	280,441,984
EMC Corp. (NON)	14,250,100	198,931,396
Seagate Technology (Cayman Islands) (NON)	10,700	155,043
		699,597,090

Conglomerates (1.3%)
Danaher Corp.	1,579,100	82,271,110
Tyco International, Ltd.	1,877,200	49,539,308
		131,810,418

Consumer Finance (3.6%)
Capital One Financial Corp. (S)	2,233,100	170,497,185
Countrywide Financial Corp.	6,513,200	206,924,364

		377,421,549

Electronics (5.1%)
Agilent Technologies, Inc. (NON)	8,700	278,487
Amphenol Corp. Class A	641,910	25,657,143
Analog Devices, Inc. (S)	9,900	344,322
Freescale Semiconductor, Inc. Class B (NON)	2,657,800	63,468,264
Intel Corp.	8,699,600	204,440,600
Maxim Integrated Products, Inc. (S)	5,700	197,676
Microchip Technology, Inc. (S)	2,956,500	89,197,605
Motorola, Inc.	52,300	1,158,968
Texas Instruments, Inc.	5,228,300	149,267,965
		534,011,030

Financial (1.3%)
American Express Co.	2,815,200	140,112,504

Food (1.4%)
Hershey Foods Corp.	1,274,200	72,412,786
Wrigley (Wm.) Jr. Co. (S)	1,089,200	75,699,400
		148,112,186

Health Care Services (7.7%)
AmerisourceBergen Corp.	687,900	52,466,133
Cardinal Health, Inc. (S)	2,013,800	125,882,638
Express Scripts, Inc. (NON) (S)	1,015,400	76,571,314
HCA, Inc.	2,108,800	101,623,072
Medco Health Solutions, Inc. (NON)	1,388,800	78,467,200
UnitedHealth Group, Inc.	4,748,100	274,867,509
WellPoint, Inc. (NON)	1,241,700	92,730,156
		802,608,022

Homebuilding (1.5%)
Lennar Corp.	914,100	50,805,678
NVR, Inc. (NON) (S)	154,600	105,978,300
		156,783,978

Insurance (3.5%)
American International Group, Inc.	4,435,500	287,420,400
Everest Re Group, Ltd. (Barbados)	751,000	74,686,950
		362,107,350

Investment Banking/Brokerage (1.2%)
Bear Stearns Cos., Inc. (The) (S)	1,155,700	122,273,060

Leisure (0.7%)
Harley-Davidson, Inc. (S)	1,407,800	69,728,334

Lodging/Tourism (1.4%)
Las Vegas Sands Corp. (NON) (S)	1,809,900	62,079,570
Royal Caribbean Cruises, Ltd.	2,116,700	87,716,048
		149,795,618

Machinery (0.6%)
Parker-Hannifin Corp.	944,000	59,169,920

Medical Technology (3.5%)
Becton, Dickinson and Co.	1,628,100	82,626,075
Edwards Lifesciences Corp. (NON) (S)	185,500	7,675,990
Medtronic, Inc.	2,468,700	139,876,542
Nobel Biocare Holding AG (Switzerland)	211,800	48,774,055
St. Jude Medical, Inc. (NON)	1,793,000	86,189,510
		365,142,172

Oil & Gas (4.0%)
Amerada Hess Corp. (S)	707,600	88,520,760
Apache Corp.	1,078,900	68,866,187
Burlington Resources, Inc.	757,900	54,735,538
Canadian Natural Resources, Ltd. (Canada)	1,248,300	51,442,443
Marathon Oil Corp.	1,644,500	98,933,120
Valero Energy Corp.	523,900	55,135,236
		417,633,284

Pharmaceuticals (5.1%)
Barr Pharmaceuticals, Inc. (NON)	1,028,000	59,058,600
Johnson & Johnson	6,327,600	396,234,312
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	2,110,500	80,452,260
		535,745,172

Power Producers (0.5%)
AES Corp. (The) (NON)	3,363,000	53,438,070

Publishing (1.0%)
McGraw-Hill Companies, Inc. (The)	2,006,400	98,193,216
R. R. Donnelley & Sons Co.	20,000	700,400
		98,893,616

Restaurants (2.5%)
McDonald's Corp.	17,500	553,000
Starbucks Corp. (NON) (S)	3,574,900	101,098,172
Yum! Brands, Inc.	3,079,700	156,664,339
		258,315,511

Retail (11.5%)
Abercrombie & Fitch Co. Class A	1,540,100	80,069,799
Best Buy Co., Inc.	3,240,000	143,402,400
Coach, Inc. (NON)	2,104,600	67,726,028
Home Depot, Inc. (The)	6,493,800	266,505,552
Kohl's Corp. (NON)	1,539,800	74,110,574
Lowe's Cos., Inc. (S)	3,287,700	199,793,529
Michaels Stores, Inc.	2,719,300	89,954,444
Sears Holdings Corp. (NON)	5,500	661,375
Staples, Inc.	8,647,300	196,553,129
Whole Foods Market, Inc. (S)	550,500	79,343,565
		1,198,120,395

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	1,131,200	71,288,224

Semiconductor (1.6%)
Applied Materials, Inc. (S)	6,441,000	105,503,580
Lam Research Corp. (NON)	1,850,400	62,432,496
		167,936,076

Software (4.5%)
Adobe Systems, Inc.	2,653,700	85,581,825
Autodesk, Inc.	1,217,800	54,959,314
Citrix Systems, Inc. (NON)	1,640,900	45,239,613
McAfee, Inc. (NON) (S)	2,338,000	70,210,140
Mercury Interactive Corp. (NON)	5,400	187,866
Microsoft Corp.	64,200	1,649,940
Oracle Corp. (NON)	11,755,700	149,062,276
Symantec Corp. (NON)	2,577,500	61,473,375
		468,364,349

Technology Services (1.4%)
Accenture, Ltd. Class A (Bermuda)	16,100	423,591
Fair Isaac Corp. (S)	751,400	31,378,464
Fiserv, Inc. (NON)	1,557,200	68,018,496
VeriSign, Inc. (NON)	1,736,500	41,033,495
		140,854,046

Telecommunications (0.7%)
Sprint Nextel Corp.	3,023,200	70,470,792

Tobacco (1.9%)
Altria Group, Inc.	2,664,100	199,940,705

Total common stocks (cost $9,866,756,393)		$10,398,185,821

SHORT-TERM INVESTMENTS (4.2%)(a)
	Principal amount/	Value
	shares

Interest in $206,500,000 joint tri-party repurchase agreement dated
October 31, 2005 with Bank of America, LLC due November 1, 2005 with respect to various U.S. Government obligations -- maturity value of
$19,802,217 for an effective yield of 4.03% (collateralized by Fannie Mae securities with yields ranging from 5.00% to 6.00% and due dates ranging
from June 1, 2034 to April 1, 2035)	$19,800,000	$19,800,000

Interest in $245,000,000 joint tri-party repurchase agreement dated
October 31, 2005 with UBS Securities, LLC due November 1, 2005 with respect to various U.S. Government obligations -- maturity value of
$54,206,067 for an effective yield of 4.03% (collateralized by Fannie Mae securities with yields ranging from 4.00% to 10.50% and due dates ranging from October 1, 2015 to November 1, 2035 and Freddie Mac securities with yields ranging from 3.50% to 10.50% and due dates
ranging from October 1, 2015 to February 1, 2035)	54,200,000	54,200,000
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.21% and due dates ranging from November 1, 2005 to December 9, 2005 (d)	312,541,361	312,463,060
Putnam Prime Money Market Fund (e)	49,307,258	49,307,258

Total short-term investments (cost $435,770,318)		$435,770,318

TOTAL INVESTMENTS

Total investments (cost $10,302,526,711) (b)		$10,833,956,139

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citigroup Global Markets Limited dated September 12,
2005 to receive/(pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-
annually the notional amount multiplied by the six month USD-LIBOR-
BBA plus 25 basis points.	$10,120,115	9/12/06	$(241,007)

Agreement with Deutsche Bank AG dated July 14, 2005 to
receive/(pay) at maturity the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25
basis points.	13,598,053	7/19/06	(557,351)

Agreement with Deutsche Bank AG dated April 21, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus
25 basis points.	6,178,580	4/24/06	324,134

Agreement with Deutsche Bank AG dated April 13, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus
25 basis points.	5,892,626	4/13/06	348,515

Agreement with Deutsche Bank AG dated April 14, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus
25 basis points.	5,891,150	4/14/06	267,557

Total			$141,848

NOTES

(a)	Percentages indicated are based on net assets of $10,412,333,770.

(b)	The aggregate identified cost on a tax basis is $10,357,855,050, resulting in gross unrealized appreciation and depreciation of $868,733,873 and $392,632,784, respectively, or net unrealized appreciation of $476,101,089.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at October 31, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents;
the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2005, the value of securities loaned amounted to $303,270,813. Certain of these securities were sold prior to period-end. The fund received cash collateral of $312,463,060 which is pooled with collateral of other Putnam funds into 16 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam
Prime Money Market Fund, an open-end management investment company managed by Putnam Investment
Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam,
LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime
Money Market Fund. Income distributions earned by the fund totaled $379,753 for the period ended October 31,
2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam
Prime Money Market Fund aggregated $525,917,024 and $517,440,752, respectively.

At October 31, 2005, liquid assets totaling $41,680,523 have been designated as collateral for open swap contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S.
securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam
Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.
Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's
Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005